February 18, 2005



U.S. Securities & Exchange Commission
450 Fifth Street, N.W. 5th Floor
Washington, DC 20549


RE:  VANGUARD TAX-MANAGED FUNDS
     FILE NO.  33-53683
-------------------------------------------------------------------------------

Commissioners:

Enclosed is the 19th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Tax-Managed Funds (the "Trust"). The purposes of this amendment are to: (1) comply with new Form N-1A requirements concerning policies related to market timing, fair value pricing, and disclosure of portfolio holdings; (2) comply with new Form N-1A requirements concerning disclosure regarding portfolio managers; and (3) include a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on April 19, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include:
(1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on April 19, 2005.

Please Contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,


Christopher A. Wightman
Associate Counsel
The Vanguard Group, Inc.


cc:  Christian Sandoe, Esq.
U.S. Securities and Exchange Commission